LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 02, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 60,508,354	$ 60,902,362
Additions	$ 2,821,761	25,589,677	7,401,691
Modifications		(2,255,446)	(439,897)
Depreciation expense		(1,933,606)	(6,684,764)
Foreign currency translation adjustment		31,241	(671,038)
Right-of-use assets, end balance		81,940,220	60,508,354
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		59,375,131	60,297,423
Additions		25,450,404	6,661,404
Modifications		(2,255,446)	(450,567)
Depreciation expense		(1,862,948)	(6,497,931)
Foreign currency translation adjustment		30,313	(635,198)
Right-of-use assets, end balance		80,737,454	59,375,131
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,133,223	604,939
Additions		139,273	740,287
Modifications		0	10,670
Depreciation expense		(70,658)	(186,833)
Foreign currency translation adjustment		928	(35,840)
Right-of-use assets, end balance		$ 1,202,766	$ 1,133,223